COVER LETTER

January 15, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML SERIES INVESTMENT FUND

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) is a Preliminary Information Statement pursuant to (1) Rule 20a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), and (2) Section 14(c) of the Securities Exchange Act of 1934 (the “34 Act”), including Rule 14c-101 and Schedule 14A promulgated thereunder.

Please address any questions or comments you may have to the undersigned at (413) 744-7218.

Respectfully submitted,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Secretary, MML Series Investment Fund

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company